Note 7 - Leases - Operating Leases Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Operating lease right-of-use assets	$ 1,379	$ 1,383
Leased property under finance leases	14,433	13,554
Current portion of obligations under operating leases	362	365
Less accumulated amortization	(8,166)	(7,907)
Long-term portion of obligations under operating leases	1,017	1,018
Leased property under finace leases, net	6,267	5,647
Total obligations under operating leases	1,379	1,383
Current portion of obligations under finance leases	384	201
Long-term portion of obligations under finance leases	1,248	707
Total obligations under finance leases	$ 1,632	$ 908